FINANCING RECEIVABLES ON NONACCRUAL STATUS	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Financing Receivables [Text Block]
NOTE 8	FINANCING RECEIVABLES ON NONACCRUAL STATUS

The following summarizes loans (in thousands) on nonaccrual status at December 31, 2011 and 2010.

	December 31, 2011	December 31, 2010
Commercial
Operating	$433	$44
Real estate, 1-4 family	384	130
Real estate, other	761	1,453
Residential real estate
Other	192	216
Consumer
Equity	12	55
Auto	30	—
Other	40	36
Total	$1,852	$1,934